EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Jun. 30, 2023
EVENTS AFTER THE REPORTING PERIOD [Abstract]
EVENTS AFTER THE REPORTING PERIOD

6.	EVENTS AFTER THE REPORTING PERIOD

On September 22, 2023 the Company entered into a securities purchase agreement (Securities Purchase Agreement) and other documents with OIC Structured Equity Fund I Range, LLC and OIC Structured Equity Fund I GPFA Range, LLC (fund vehicles affiliated with OIC) .
On November 3, 2023, the Company became a co-obligor to a Joinder to Proceeds Disbursing and Security Agreement (“the agreement”) by which the Company pledged, assigned and granted a security interest in all right, title and interest in and to the collateral, whether owned at the date of the agreement or thereafter acquired.
The Company was part of a BCA with Twin Ridge Capital Acquisition Corp., a Cayman Islands based special purpose acquisition company, Poppettell Merger Sub, a Cayman Islands based subsidiary of the Company and an Australian company Carbon Revolution Limited (“Carbon Revolution”) and an accompanying scheme implementation deed (“SID”) to become publicly listed in the U.S. via a series of transactions, including a scheme of arrangement. This provided for Carbon Revolution Limited shareholders to be issued shares in the Company, in proportion to their shares in Carbon Revolution Limited. On November 3, 2023, the arrangement was consummated and the Company began trading on the Nasdaq.
On November 22, 2023, the Company repurchased 25,000 ordinary shares of €1 each.
On April 10, 2024, the Company entered into an amendment to the Securities Purchase Agreement (Amended OIC Purchase Agreement) with OIC Structured Equity Fund I GPFA Range, LLC and OIC Structured Equity Fund I Range, LLC (OIC Investors). The Amended OIC Purchase Agreement amended the First Reserve Release Condition to provide for the early release of US$5 million (EUR 4.6 million) from escrow and to remove certain conditions in the Second Reserve Release Condition.  Such US$5 million (EUR 4.6 million) amount was released from escrow in exchange for the issuance of Class B Preferred Shares and a warrant to purchase a number of shares equal to 7.5% of the Company’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC Investors. Under the Amended OIC Purchase Agreement, OIC may elect, but is not obligated, to release funds to acquire additional Preferred Shares.
On May 24, 2024 and June 21, 2024, the Company entered into further amendments to the Securities Purchase Agreement with OIC Investors, providing that all or a portion of the remaining funds held in the escrow account may be released in exchange for preferred shares issued by the Company or debt instruments issued by the Company or its subsidiaries, including Carbon Revolution Operations Pty Ltd (“Carbon Revolution Operations”), as well as associated warrants. Under the Securities Purchase Agreement, as amended, OIC may elect, but is not obligated, to release funds from escrow in exchange for Preferred Shares issued by the Company or debt instruments issued by the Company. Under such amendments, on such dates an aggregate US$10 million (EUR 9.3 million) was released from escrow and the Company (via Carbon Revolution Operations) issued an aggregate principal amount of additional Series 2024-A Notes to OIC. The Company also issued to the OIC Investors a warrant to purchase a number of shares equal to 2.5% of the Company’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC Investors.
On July 10, 2024, US$5 million (EUR 4.6 million) was released from escrow and the Company (via Carbon Revolution Operations) issued an aggregate principal amount of additional Series 2024-A Notes to OIC, in connection with the satisfaction of the applicable conditions for the fourth Escrow Release. The Company also issued to the OIC Investors a warrant to purchase a number of shares equal to 2.5% of the Company’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC Investors.
On July 29, 2024, US$5 million (EUR 4.6 million) was released from escrow and the Company (via Carbon Revolution Operations) issued an aggregate principal amount of additional Series 2024-A Notes to OIC in such amount. OIC waived certain conditions for the fifth Escrow Release to enable the release of funds prior to August 1, 2024 and without measurement of the Company’s performance with respect to the applicable monthly milestones for such release as of July 31, 2024. The Company also issued to the OIC a warrant to purchase a number of shares equal to 2.5% of the Company’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC.
On September 5, 2024, US$5 million (EUR 4.5 million) was released from escrow and the Company (via Carbon Revolution Operations) issued an aggregate principal amount of additional Series 2024-A Notes to OIC in such amount. The Company also issued to the OIC a warrant to purchase a number of shares equal to 2.5% of the Company’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC.
On October 30, 2024, US$5 million (EUR 4.6 million) was released from escrow and the Company (via Carbon Revolution Operations) issued a corresponding aggregate principal amount of additional Series 2024-A Notes to OIC. OIC waived one of the conditions for the release of the Seventh Escrow Release. The Company also issued to the OIC a warrant to purchase a number of shares equal to 2.5% of the Company’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC. Proceeds from the OIC investment will be used to fund operations and investments in capacity in the near term.
Under an agreement the Group had previously reached relating to transaction cost deferrals from the capital reorganization with the relevant creditors, US$5 million (EUR 4.6 million) was payable on November 3, 2024, with the remainder to be paid from the proceeds of certain fundraising transactions or on a straight line basis over 5 years (depending on the option selected by the supplier). The US$5 million (EUR 4.6 million) payment was not made in November 2024 and a further US$10.0 million (EUR 9.2 million) is now payable or payable in twelve months from signing date, unless the relevant suppliers agree to or accept further deferral of the transaction costs for at least twelve months from signing date and until sufficient cashflow can be generated from operations or alternative sources of funding are obtained to pay down these debts.

On December 20, 2024, the Company and the OIC entered into Amendment No. 4 to the Securities Purchase Agreement, providing for the funding of US$25 million (EUR 24.1 million) in five tranches, each equal to US$5 million (EUR 4.8 million) and release of reserves in five tranches of US$400,000 (EUR 384,915), subject to satisfying certain conditions in exchange for preferred shares issued by the Company or debt instruments issued by Carbon Revolution Operations. Pursuant to other documents entered into simultaneously therewith, the OIC Investors will purchase from Carbon Revolution Operations notes of a new series, Series 2025-A Notes. In connection with the funding of each of the five tranches of US$5 million (EUR 4.8 million) and release of reserves of US$400,000 (EUR 384,915), the Company will issue to the OIC Investors and the Existing Lenders, pro rata in proportion to the amount of their investment relative to the total amount invested by the OIC Investors and the Existing Lenders in each tranche, penny warrants to purchase an aggregate number of shares equal to 5.0% of the Company’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC.
On December 20, 2024, upon the satisfaction of the first of the release conditions, US$5 million (EUR 4.8 million) was funded in exchange for the issuance by Carbon Revolution Operations to the OIC Investors of US$5 million (EUR 4.8 million) aggregate principal amount of Series 2025-A Notes and the release from the payment reserve fund of US$400,000 (EUR 384,915) in exchange for interest thereon payable at a rate of 12% per annum, of which 8.5% is payable in cash and 3.5% is payable in-kind for the benefit of the Existing Lenders.  Additionally, the OIC Investors (4.63%) and the Existing Lenders (0.37%) were issued penny warrants to purchase an aggregate number of shares equal to 5.0% of the Company’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC, and otherwise containing the same terms as the warrants issued to the OIC in prior reserve releases.
On January 21, 2025, upon the satisfaction of the conditions to the release of a second instalment of the aggregate of US$25 million (EUR 24.1 million) for which the conditions were agreed upon in December, US$5 million (EUR 4.8 million) was funded in exchange for interest payable thereon at the rate described above and the issuance to the OIC Investors of US$5 million (EUR 4.8 million) aggregate principal amount of Series 2025-A Notes, and the simultaneous release from the payment reserve fund of US$400,000 (EUR 386,361) as an additional term advance in exchange for interest payable thereon at the rate described above. Additionally, as required in respect of each US$5.4 million (EUR 5.2 million) tranche of funding to be released under the above amendments agreed on December 20, 2024 (incorporating US$5 million (EUR 4.8 million) released by the OIC Investors and US$400,000 (EUR 386,361) released from the payment reserve fund under the New Debt Program), the OIC Investors (4.63%) and the Existing Lenders (0.37%) were issued penny warrants to purchase an aggregate number of shares equal to 5.0% of the Group’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC Investors, and otherwise containing substantially the same terms as the warrants issued to the OIC Investors in prior reserve releases.
On March 7, 2025, upon the satisfaction of the conditions to the release of a third instalment of the aggregate of US$25 million (EUR 24.1 million) for which the conditions were agreed upon in December, US$5 million (EUR 4.6 million) was funded in exchange for interest payable thereon at the rate described above and the issuance to the OIC Investors of US$5 million (EUR 4.6 million) aggregate principal amount of Series 2025-A Notes, and the simultaneous release from the payment reserve fund of US$400,000 (EUR 370,648) as an additional term advance in exchange for interest payable thereon at the rate described above. Additionally, as required in respect of each US$5.4 million (EUR 5.0 million) tranche of funding to be released under the above amendments agreed on December 20, 2024 (incorporating US$5 million (EUR 4.6 million) released by the OIC Investors and US$400,000 (EUR 370,648 million) released from the payment reserve fund under the New Debt Program), the OIC Investors (4.63%) and the Existing Lenders (0.37%) were issued penny warrants to purchase an aggregate number of shares equal to 5.0% of the Group’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC Investors, and otherwise containing substantially the same terms as the warrants issued to the OIC Investors in prior reserve releases.
On May 09, 2025, upon the satisfaction of the conditions to the release of a fourth instalment of the aggregate of US$25 million (EUR 24.1 million) for which the conditions were agreed upon in December, US$5 million (EUR 4.6 million) was funded in exchange for interest payable thereon at the rate described above and the issuance to the OIC Investors of US$5 million aggregate principal amount of Series 2025-A Notes, and the simultaneous release from the payment reserve fund of US$400,000 (EUR 369,800) as an additional term advance in exchange for interest payable thereon at the rate described above. Additionally, as required in respect of each US$5.4 million tranche of funding to be released under the above amendments agreed on December 20, 2024 (incorporating US$5 million (EUR 4.6 million) released by the OIC Investors and US$400,000 (EUR 369,800) released from the payment reserve fund under the New Debt Program), the OIC Investors (4.63%) and the Existing Lenders (0.37%) were issued penny warrants to purchase an aggregate number of shares equal to 5.0% of the Group’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC Investors, and otherwise containing substantially the same terms as the warrants issued to the OIC Investors in prior reserve releases.
Since June 30, 2024, there have been a number of other amendments to the New Debt Program and OIC Financing, including changes to financial covenants under the New Debt Program and funding milestones under the OIC Financing, and there have been a number of waivers by the counterparties to the New Debt Program for various events of default, including relating to breaches of loan covenants and a milestones (or milestones) have been waived under the OIC Financing.